Fair Value Measurements - Outstanding senior secured term loans (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Level 2 | Senior secured initial term loans | Carrying amount
Fair Value Measurements
Outstanding senior secured term loans	$ 235	$ 236
Level 2 | Senior secured initial term loans | Fair value
Fair Value Measurements
Outstanding senior secured term loans	220	233
Level 3 | Senior secured tranche B-3 term loans | Carrying amount
Fair Value Measurements
Outstanding senior secured term loans	987	787
Level 3 | Senior secured tranche B-3 term loans | Fair value
Fair Value Measurements
Outstanding senior secured term loans	$ 1,017	$ 800